Matthews India Fund Expense Example - Matthews India Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,386